Total Invested Assets and Related Net Investment Income - Carrying Value and Fair Value of Financial Assets and Other Financial Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 165,557	$ 173,735
Fair value	160,982	177,789
Invested assets	177,292	184,522
Investment properties	10,102	9,109
Other invested assets - non-financial assets	1,633	1,678
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Carrying value	11,219	12,278
Fair value	11,219	12,278
Debt securities
Disclosure of fair value measurement of assets [line items]
Carrying value	75,902	88,727
Debt securities | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Carrying value	62,757	75,998
Fair value	62,757	75,998
Debt securities | Available- for-sale
Disclosure of fair value measurement of assets [line items]
Carrying value	13,145	12,729
Fair value	13,145	12,729
Equity securities
Disclosure of fair value measurement of assets [line items]
Carrying value	7,148	9,113
Equity securities | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Carrying value	6,824	7,538
Fair value	6,824	7,538
Equity securities | Available- for-sale
Disclosure of fair value measurement of assets [line items]
Carrying value	324	1,575
Fair value	324	1,575
Mortgages and loans
Disclosure of fair value measurement of assets [line items]
Carrying value	56,261	51,692
Fair value	51,850	55,756
Derivative assets
Disclosure of fair value measurement of assets [line items]
Carrying value	2,095	1,583
Fair value	2,095	1,583
Other invested assets | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Carrying value	5,542	4,435
Fair value	5,542	4,435
Other invested assets | Available- for-sale
Disclosure of fair value measurement of assets [line items]
Carrying value	996	781
Fair value	996	781
Other invested assets - Collateralized Loan Obligations
Disclosure of fair value measurement of assets [line items]
Carrying value	3,044	1,865
Fair value	2,880	1,855
Policy loans
Disclosure of fair value measurement of assets [line items]
Carrying value	3,350	3,261
Fair value	3,350	3,261
SPPI | Debt securities, available-for-sale
Disclosure of fair value measurement of assets [line items]
Carrying value	12,829	12,604
SPPI | Mortgages and loans, supporting insurance contract liabilities
Disclosure of fair value measurement of assets [line items]
Carrying value	48,614	51,249
SPPI | Mortgages and loans, not supporting insurance contract liabilities
Disclosure of fair value measurement of assets [line items]
Carrying value	$ 3,229	$ 4,499